Vessels, net - Consolidated Statement of Financial Position (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 48,242
Additions/ Dry Docking Component	22,311	$ 676	$ 2,174
Impairment loss	(4,615)	(29,902)
Depreciation expense	(3,588)	(6,282)	(5,744)
Balance	62,350	48,242
Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	48,242	83,750	87,320
Additions/ Dry Docking Component	22,311	676	2,174
Impairment loss	(4,615)	(29,902)
Depreciation expense	(3,588)	(6,282)	(5,744)
Balance	62,350	48,242	83,750
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	149,579	179,427	179,401
Additions/ Dry Docking Component	18,028	54	26
Impairment loss	(4,615)	(29,902)
Balance	162,992	149,579	179,427
Vessels | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(101,858)	(97,280)	(92,702)
Depreciation expense	(2,253)	(4,578)	(4,578)
Balance	(104,111)	(101,858)	(97,280)
Dry docking | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,600	6,978	4,830
Additions/ Dry Docking Component	4,283	622	2,148
Balance	11,883	7,600	6,978
Dry docking | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(7,079)	(5,375)	(4,209)
Depreciation expense	(1,335)	(1,704)	(1,166)
Balance	$ (8,414)	$ (7,079)	$ (5,375)